ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Financial assets at amortised cost, category [member] | Loan portfolio and investments in debt securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	188,887,339	226,072,895
Financial assets at fair value	189,864,007	227,854,091
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	179,115,847	220,297,825
Financial assets at fair value	180,119,474	222,142,713
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437	$ 206,447,165	$ 182,128,114
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets at fair value	9,744,533	5,711,378
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 9,771,492	$ 5,775,070